Financial Investors Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203

September 19, 2016

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Financial Investors Trust (the “Trust”)
File Nos. 33-72424, 811-8194
Post-Effective Amendment No. 179

Dear Sir/Madam:

An electronic (“EDGAR”) filing is hereby made under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Trust, an open-end management investment company. This filing includes Post-Effective Amendment No. 179 to the Trust’s 1933 Act Registration Statement on Form N-1A and Amendment No. 180 to its 1940 Act Registration Statement.

This filing is made pursuant to Rule 485(a) to establish the Aspen Portfolio Strategy Fund, a new series of the Trust, with two share classes.

The SEC Staff is requested to address any comments on this filing to Mr. Peter H. Schwartz, Esq. of Davis Graham & Stubbs LLP, counsel to the Trust, at 303.892.7381.

Sincerely,

/s/ JoEllen L. Legg
JoEllen L. Legg
Secretary
Financial Investors Trust

Enclosure

cc:	Peter H. Schwartz, Esq.
Davis Graham & Stubbs LLP